General information and significant accounting policies (Details Textual)		1 Months Ended		3 Months Ended
	Aug. 06, 2013 shares	Nov. 30, 2015 shares	Mar. 31, 2014 shares	Mar. 31, 2016 VesselSubsidiary shares
Number Of Vessels In Operation | VesselSubsidiary				24
Average Age Of Vessels				4 years 6 months
Stock Issued During Period, Shares, New Issues		4,000,000	8,050,000
Equity Method Investment, Ownership Percentage	100.00%
Direct And Indirect Ownership In All Subsidiary				100.00%
IPO [Member]
Stock Issued During Period, Shares, New Issues	10,000,000
GA Holdings LLC [Member]
Stock Issued During Period, Shares, New Issues				4,348,798
Equity Method Investment, Ownership Percentage	44.60%			16.80%
Number Of Shares Exchanged For Reorganization	8,049,500
Public Investor [Member]
Equity Method Investment, Ownership Percentage	55.40%			83.20%